October 4, 2019	Peter J. Shea Peter.Shea@klgates.com T+1.212.536.3988 F+1.212.536.3901

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Absolute Shares Trust
Registration Nos: 333-192733 and No. 811-22917
Filing of 485(a)(1) Amendment

Dear Ladies and Gentlemen:
On behalf of our client, Absolute Shares Trust (the “Trust” or the “Registrant”), we are filing herewith Post-Effective Amendment No. 21 under the Securities Act of 1933 (the “1933 Act”) and Post-Effective Amendment No. 24 under the Investment Company Act of 1940 (the “1940 Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”), pursuant to Rule 485(a)(1) promulgated under the 1933 Act, concerning the registration of the shares of the following exchange traded funds:

WBI BullBear Rising Income 1000 ETF;
WBI BullBear Value 1000 ETF;
WBI BullBear Yield 1000 ETF; and
WBI BullBear Quality 1000 ETF,

each of which is a fund series of the Trust (collectively, the “Funds” and each individually a “Fund”).

The purposes of this filing are to: (1) make revisions to the principal investment strategies of the Funds to reflect that the Funds will be following an all capitalization investment strategy rather than a large capitalization strategy, which change will also cause the change of the names of the Funds to use the number “3000” rather than “1000” in their names; (2) reorder the principal risks of each Fund to present them in an order reflecting their significance to investors rather than an alphabetical order; and (3) make other non-material changes to the Registrant’s prospectus and statement of additional information in addition to annual updating information.

We request that the staff of the Commission (the “Staff”) expedite its review of the Amendment because of the limited number of changes occurring in the Amendment as compared to the disclosures pertaining to the Funds in the last amendment to the Trust’s Registration Statement on Form N-1A. Please note that we are providing under separate cover to the Staff a copy of the Amendment that has been marked to show all the changes discussed in the preceding paragraph.

K&L GATES LLP
599 LEXINGTON AVENUE NEW YORK NY 10022-6030
T +1 212 536 3900 F +1 212 536 3901 klgates.com

The Trust is desirous of having the Amendment declared effective on October 28, 2019, but is aware that the Staff must complete its review of the Amendment to its satisfaction. The Trust expects to file its annual updating amendment to its Form N-1A for all of its fund series, other than the Funds, on October 28, 2019 pursuant to Rule 485(b) under the 1933 Act. Further, the Trust expects to file a further amendment with regard to the Funds to, among other things, complete the filing, address any Staff comments and provide the consent of the Trust’s independent registered accounting firm.

Please do not hesitate to contact me at (212) 536-3988, or in my absence, Uri Segelman at (212) 536-4818, if you have any questions or comments with respect to the foregoing or the Amendment.

Very truly yours,
/s/ Peter J. Shea

Peter J. Shea

cc:	Mr. Don Schreiber, Jr.
Mr. Tracey Crespo
Ms. Alyson Kest
Mr. Uri Segelman

K&L GATES LLP
599 LEXINGTON AVENUE NEW YORK NY 10022-6030
T +1 212 536 3900 F +1 212 536 3901 klgates.com